Other revenues (Details) - Other revenues - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Early termination revenue		$ 0.0	$ 41.0	$ 204.9
Related party other revenues		1.1	1.8	4.6
Total	[1]	$ 1.1	$ 42.8	$ 209.5

[1]	Includes transactions with related parties. Refer to Note 19 - "Related party transactions".